Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2021
Accounting Policies [Abstract]
Schedule of exchange rate
	Period End	Average
October 31, 2021	6.39675	6.42420
October 31, 2020	6.69247	6.41640

Schedule of property and equipment
Equipment	5 years
Furniture and fixtures	5 years
Motor vehicles	10 years